Prepayment, Net	6 Months Ended
Apr. 30, 2026
Prepaid Expense, Current [Abstract]
PREPAYMENT, NET
5.	PREPAYMENT, NET

Prepayment as of April 30, 2026 and October 31, 2025 are as follows:

	April 30, 2026	October 31, 2025
Prepayment	$5,674,377	$88,116
Less: Allowance for bad debt	(91,854)	(88,116)
Totals	$5,582,523	$—

The following table sets forth the movement of allowance for prepayment:

	April 30, 2026	October 31, 2025
Balance, at beginning of the period	$88,116	$88,105
Addition (Reversal)	—	—
Exchange rate difference	3,738	11
Balance, at end of the period	$91,854	$88,116